Lease receivable (Tables)	9 Months Ended
Sep. 30, 2020
Lease Receivables [Abstract]
Disclosure Of Detailed Information About Lease Receivable Activity Explanatory
Lease receivable relates to the lease component of
sub-leased
office space. Total lease receivable included in the Consolidated Balance Sheets is as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$39	$43
Additions (terminations)	(37)	3
Finance income	—	2
Lease payments received	(2)	(9)

Balance, end of period	$—	$39

Current portion	$—	$9
Long-term portion	$—	$30